Schedule of Investments - March 31, 2020
Hotchkis & Wiley Large Cap Value Fund (Unaudited)
	Shares
COMMON STOCKS - 98.44%	Held	Value
COMMUNICATION SERVICES - 5.82%
Media - 3.73%
Comcast Corp.	199,500	$6,858,810
Discovery, Inc. (a)	247,100	4,334,134
ViacomCBS, Inc.	110,800	1,552,308
		12,745,252
Wireless Telecommunication Services - 2.09%
Vodafone Group PLC - ADR	517,244	7,122,450
TOTAL COMMUNICATION SERVICES		19,867,702

CONSUMER DISCRETIONARY - 5.76%
Auto Components - 2.31%
Adient PLC (a)	64,091	581,305
Magna International, Inc.	229,000	7,309,680
		7,890,985
Automobiles - 3.45%
General Motors Company	449,200	9,334,376
Harley-Davidson, Inc.	128,800	2,438,184
		11,772,560
TOTAL CONSUMER DISCRETIONARY		19,663,545

CONSUMER STAPLES - 3.38%
Beverages - 0.54%
PepsiCo, Inc.	15,300	1,837,530

Food Products - 0.98%
Mondelez International, Inc.	67,100	3,360,368

Personal Products - 1.86%
Unilever PLC - ADR	125,500	6,346,535
TOTAL CONSUMER STAPLES		11,544,433

ENERGY - 8.75%
Energy Equipment & Services - 2.90%
Halliburton Company	194,200	1,330,270
National Oilwell Varco, Inc.	636,000	6,251,880
Schlumberger Ltd.	171,500	2,313,535
		9,895,685
Oil, Gas & Consumable Fuels - 5.85%
Apache Corp.	306,100	1,279,498
Hess Corp.	185,700	6,183,810
Marathon Oil Corp.	634,300	2,086,847
Marathon Petroleum Corp.	94,993	2,243,735
Murphy Oil Corp. (l)	191,970	1,176,776
Royal Dutch Shell PLC - ADR (l)	201,072	7,015,402
		19,986,068
TOTAL ENERGY		29,881,753

FINANCIALS - 26.44%
Banks - 12.30%
Bank of America Corp.	395,549	8,397,505
Citigroup, Inc.	238,288	10,036,691
Citizens Financial Group, Inc.	375,200	7,057,512
Wells Fargo & Company	574,963	16,501,438
		41,993,146
Capital Markets - 4.49%
The Goldman Sachs Group, Inc.	68,600	10,604,874
State Street Corp.	88,800	4,730,376
		15,335,250
Consumer Finance - 2.44%
Capital One Financial Corp.	84,000	4,235,280
Discover Financial Services	115,400	4,116,318
		8,351,598
Diversified Financial Services - 1.15%
Equitable Holdings, Inc.	270,900	3,914,505

Insurance - 6.06%
American International Group, Inc.	554,800	13,453,900
The Hartford Financial Services Group, Inc.	22,500	792,900
The Travelers Companies, Inc.	65,100	6,467,685
		20,714,485
TOTAL FINANCIALS		90,308,984

HEALTH CARE - 12.33%
Health Care Equipment & Supplies - 4.68%
Koninklijke Philips NV	49,737	1,997,438
Medtronic PLC	97,800	8,819,604
Zimmer Biomet Holdings, Inc.	51,200	5,175,296
		15,992,338
Health Care Providers & Services - 4.41%
Anthem, Inc.	38,300	8,695,632
UnitedHealth Group, Inc.	25,500	6,359,190
		15,054,822
Pharmaceuticals - 3.24%
GlaxoSmithKline PLC - ADR	191,400	7,252,146
Sanofi - ADR	87,000	3,803,640
		11,055,786
TOTAL HEALTH CARE		42,102,946

INDUSTRIALS - 12.91%
Aerospace & Defense - 0.91%
The Boeing Company (a)	14,800	2,207,272
Embraer SA - ADR (a)	123,000	910,200
		3,117,472
Air Freight & Logistics - 1.60%
FedEx Corp.	45,100	5,468,826

Industrial Conglomerates - 5.06%
General Electric Company	2,173,700	17,259,178

Machinery - 5.34%
CNH Industrial NV	966,500	5,422,065
Cummins, Inc.	77,200	10,446,704
PACCAR, Inc.	38,900	2,377,957
		18,246,726
TOTAL INDUSTRIALS		44,092,202

INFORMATION TECHNOLOGY - 17.78%
Communications Equipment - 1.83%
Telefonaktiebolaget LM Ericsson - ADR	773,900	6,260,851

Electronic Equipment, Instruments & Components - 3.39%
Corning, Inc.	334,400	6,868,576
TE Connectivity Ltd.	74,900	4,717,202
		11,585,778
Semiconductors & Semiconductor Equipment - 0.99%
Texas Instruments, Inc.	34,000	3,397,620

Software - 9.12%
Microsoft Corp.	113,900	17,963,169
Oracle Corp.	272,700	13,179,591
		31,142,760
Technology Hardware, Storage & Peripherals - 2.45%
Hewlett Packard Enterprise Company	860,300	8,353,513
TOTAL INFORMATION TECHNOLOGY		60,740,522

MATERIALS - 1.67%
Containers & Packaging - 1.67%
International Paper Company	183,300	5,706,129
TOTAL MATERIALS		5,706,129

UTILITIES - 3.60%
Electric Utilities - 3.60%
PPL Corp.	339,300	8,373,924
The Southern Company	72,300	3,914,322
TOTAL UTILITIES		12,288,246

Total common stocks (Cost $492,748,629)		336,196,462
Total long-term investments (Cost $492,748,629)		336,196,462

COLLATERAL FOR SECURITIES ON LOAN - 0.86%
Money Market Funds - 0.86%
Invesco Government & Agency Portfolio - Institutional Class, 0.43%^		2,937,750
Total collateral for securities on loan (Cost $2,937,750)	2,937,750	2,937,750

	Principal
SHORT-TERM INVESTMENTS - 1.19%	Amount
Time Deposits - 1.19%
Australia and New Zealand Banking Group Ltd., 0.15%, 04/01/2020*	$4,062,039	4,062,039
Total short-term investments (Cost $4,062,039)		4,062,039

Total investments - 100.49% (Cost $499,748,418)		343,196,251

Liabilities in excess of other assets - (0.49)%		(1,663,578)

Net assets - 100.00%		$341,532,673

(a)	- Non-income producing security.
(l)
 - All or a portion of this security is on a loan. The total market value of securities on loan was $2,855,261. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depository Receipt
^	- Rate shown is the 7-day yield as of March 31, 2020.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$336,196,462
Money Market Funds	2,937,750
Time Deposits	4,062,039
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$343,196,251

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.